Payments, by Project - 12 months ended Dec. 31, 2024 - ZAR (R) R in Thousands		Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total		R 1,490,277	R 665,093	R 29,689	R 536,808	R 2,721,867
Century Mining Proprietary Limited [Member] | Century zinc retreatment operation [Member]
Total	[1]		185,089		45,324	230,413
Eastern Platinum Proprietary Limited [Member] | Marikana operations [Member]
Total		226,389	13,923			240,312
Ergo Mining Proprietary Limited [Member] | Ergo [Member]
Total				1,895		1,895
Ezulwini Mining Company Proprietary Limited [Member] | Cooke operations [Member]
Total			2,257			2,257
Far West Gold Recoveries Proprietary Limited [Member] | Far West Gold Recoveries [Member]
Total		91,122				91,122
Kroondal Operations Proprietary Limited [Member] | Kroondal operations [Member]
Total			5,096	3,019	5,919	14,034
Messina Platinum Mines Limited [Member] | Limpopo [Member]
Total		34,168			5,819	39,987
Platinum Mile Resources [Member] | Platinum Mile operations [Member]
Total		42,146				42,146
Rand Uranium Proprietary Limited [Member] | Cooke operations [Member]
Total			4,113			4,113
Sibanye Gold Proprietary Limited [Member] | Beatrix operations [Member]
Total					52,130	52,130
Sibanye Gold Proprietary Limited [Member] | Driefontein operations [Member]
Total				2,227	162,706	164,933
Sibanye Gold Proprietary Limited [Member] | Kloof operations [Member]
Total				2,278	111,393	113,671
Sibanye Gold Proprietary Limited [Member] | Beatrix, Driefontein and Kloof operations [Member]
Total		16,328	112,201		7,533	136,062
Sibanye Rustenburg Platinum Mines Proprietary Limited [Member] | Rustenburg operations [Member]
Total		802,532	149,344	4,170	110,527	1,066,573
Western Platinum Proprietary Limited [Member] | Marikana operations [Member]
Total		R 154,130	R 193,070	R 16,100	R 35,457	R 398,757

[1]	When payments are made in Australian dollars they were translated into South African Rand using a weighted average exchange rate of AUD/ZAR of 1:12.09